Jan Fischer-Wade
Senior Attorney
Law & Regulation Department

June 27, 2017

Sonny Oh
Staff Attorney
Office of Insurance Products
United States Securities and
Exchange Commission
Washington, D. C. 20549

RE:    Allstate Assurance Company:
Allstate Assurance Company Variable Life Account FutureVest
VUL (“National Version”)
Initial Registration Statement filed on Form N-6
File Nos. 811-09154 and 333-214403

Allstate Life Insurance Company of New York:
Allstate Life Insurance Company of New York Variable Life Account A FutureVest
VUL (“NY Version”)
Initial Registration Statement filed on Form N-6
File Nos. 811-21250 and 333-214404
Dear Mr. Oh:
Please find below responses to the SEC’s comments to the above-referenced filing provided in your phone conversation with Sonya Ekart on June 20, 2017. We believe that we have addressed all of the comments. We have provided the original comment (with the original numbering) first along with some additional notes from the conversation as a parenthetical, as needed, and then our response.

The prospectus printing can result in changes in formatting (e.g., typeface, margins, page breaks, page numbering), but the contents will remain unaffected.

5.     Please include the registrant's Investment Company Act file number on the back cover page in accordance with Item 1(b)(4).

Response: We confirm that we have made the font smaller.

6.     Cancellation-Rights - Free-Look Period
Therefore, under “Cancellation Rights - Free-Look Period” on page 29, please provide a complete description of the free-look period, i.e., address exercise of right in most states and then states that require a return of premium.

Response: We have changed the National version "Cancellation Rights" to "The Policy terminates if you cancel your Policy by returning it to us during the free-look period that begins when you receive the policy. In most states you may cancel your Policy by returning it to us within 31 days after you receive it. This free-look period is 30 days in California and 45 days in Pennsylvania and District of Columbia.

In most states if you return your Policy, we will pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent; plus any premium expense charges, policy fees, or other charges deducted under the Policy. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt.

If you cancel your Policy during the free-look period in Connecticut and District of Columbia, we return your Premium less any Policy Debt and/or withdrawals. As a result, we allocate all of your Premiums during the free-look period to the Fixed Account only and allocate your Premium to the Sub-Accounts and Fixed Account as instructed after the free-look period has expired."

8.c(ii) The Administrative Expense Charge varies based on policy owner characteristics (see fuller discussion of charge on page 30). Therefore, please add the representative charge to the fee table and footnote required by Instruction 3(b) to Item 3. (In particular, add the standard disclosure required by Instruction 3(b)(ii)(iii)).

Response: We have added to footnote 2 - “The monthly Administrative Expense Charge shown in the table above may not be representative of the charge you would pay. For more information about the monthly Administrative Expense Charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contract your agent.”

10. Dollar Cost Averaging - Please clarify the meaning of the clause “other Sub-Accounts or the Fixed
Account” at the end of the first sentence of the first paragraph.

Response: We have added to the "Glossary of Special Terms":
Investment Options - the number of investment options that may be invested in is up to twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option.

We updated the first sentence of "Transfers, Dollar Cost Averaging" to ". . . so long as your Policy Value is spread among no more than the permitted Investment Options."

We updated the second paragraph, fourth sentence of "Transfers, Portfolio Rebalancing" to "No more than the permitted Investment Options can be included in a Portfolio Rebalancing program at one time."

13.a. Please define “Morningstar ETF Asset Allocation Series Portfolios” earlier in the prospectus for clarity and/or provide a cross-reference to these particular Portfolios, e.g., provide cross-reference here to page 19 and define the term on page 19. (It is necessary to include the Asset Allocation language.)

Response: We have added back in the “Asset Allocation Program” section to the “Investment and Fixed Account Options” section.

15.b. In “Loan Interest” on page 26, please describe the interaction between the interest charged for each type of loan and the interest credited in a Loan Account and the impact it has on a Policy owner. (Include the language that was added as a footnote in the Transaction Fee tables to the Loan Interest section.)

Response: We added to Loan Interest: "As a result, preferred loans have a zero net cost while standard loans have a 1% net cost."

17. For the “Fixed Payment” Settlement option described on page 28, please disclose what happens when the payee dies before the proceeds and interest are exhausted, see e.g., disclosure under “Fixed Income Guaranteed Period Certain.” (Revise the second sentence of Settlement Option, Life Income Guaranteed Period Certain.)

Response: We have revised the second sentence of Settlement Option, Life Income Guaranteed Period Certain to “We make monthly payments for at least as long as the guarantee period selected.”

22. Please update for depositor and separate account as applicable. (Conform the National and NY versions if they should be the same.)

Response: We have updated the prospectuses.

26.     Please update table under "Distributor" and reconcile that section and the disclosure under
“Distribution of the Policy” in the SAI with the second to last paragraph preceding “Death
Benefits …” on page 22 of the Prospectus and “Distribution” beginning on page 36 of the
Prospectus with respect to the exact identity of the principal underwriter and distributor as well as commission structure, i.e., SAI disclosure identifies ADLLC as both principal underwriter and distributor, but Prospectus disclosure reflects otherwise. See also Item 30 in Part C. (Conform the National and NY versions if they should be the same. Retain the “continuous basis” sentence.)

Response: We have updated the SAIs.

If you have any questions, you are welcome to call me at (402) 975-6368.

Sincerely,
/s/ Jan Fischer-Wade
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Jan Fischer-Wade
Senior Attorney